Disclosure of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables	$ 203	$ 474
Inventory	5	(206)
Prepaid expenses and other current assets	626	711
Payables and accrued liabilities	235	159
Deferred revenues	(154)	8
Provision for restructuring and other costs	(9)
Employee future benefits	(145)	(20)
Increase (decrease) in operating assets and liabilities	$ 761	$ 1,126